N-6	Nov. 25, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	C.M. Life Variable Life Separate Account I
Entity Central Index Key	0000943863
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Beginning November 25, 2024, the following funds will be available as investment choices through your policy. The information in the table below is added to Appendix A of the Prospectuses. For more information about the new funds, please read each fund prospectus.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.52% (*)	17.29%	12.60%	9.91%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 1) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.70% (*)	32.18%	16.83%	11.82%
Large Cap Growth	Macquarie VIP Growth Series (Service) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00% (*)	37.92%	18.41%	14.09%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.72% (*)	18.07%	13.42%	12.10%
International / Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.91% (*)	16.17%	8.31%	5.78%
International / Global	American Funds Insurance Series® New World Fund® (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.82% (*)	16.00%	8.64%	4.69%
International / Global	Janus Henderson Overseas Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.89% (*)	10.87%	11.20%	3.63%

Prospectuses Available [Text Block]	Beginning November 25, 2024, the following funds will be available as investment choices through your policy. The information in the table below is added to Appendix A of the Prospectuses. For more information about the new funds, please read each fund prospectus.
Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.52% (*)	17.29%	12.60%	9.91%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 1) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.70% (*)	32.18%	16.83%	11.82%
Large Cap Growth	Macquarie VIP Growth Series (Service) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00% (*)	37.92%	18.41%	14.09%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.72% (*)	18.07%	13.42%	12.10%
International / Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.91% (*)	16.17%	8.31%	5.78%
International / Global	American Funds Insurance Series® New World Fund® (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.82% (*)	16.00%	8.64%	4.69%
International / Global	Janus Henderson Overseas Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.89% (*)	10.87%	11.20%	3.63%

American Funds Insurance Series® Washington Mutual Investors Fund (Class 2)
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	17.29%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Columbia Variable Portfolio – Contrarian Core Fund (Class 1)
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Contrarian Core Fund (Class 1)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	32.18%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Macquarie VIP Growth Series (Service)
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Growth Series (Service)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	37.92%
Average Annual Total Returns, 5 Years [Percent]	18.41%
Average Annual Total Returns, 10 Years [Percent]	14.09%
Janus Henderson Enterprise Portfolio (Institutional)
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio (Institutional)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	18.07%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	12.10%
American Funds Insurance Series® Global Small Capitalization Fund (Class 2)
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.78%
American Funds Insurance Series® New World Fund® (Class 2)
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® (Class 2)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.00%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Janus Henderson Overseas Portfolio (Institutional)
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio (Institutional)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	3.63%